Federated Hermes Intermediate Corporate Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	7.30%	(0.36%)	2.01%
Bloomberg US Intermediate Credit Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.88%	1.54%	3.13%
Lipper Corporate Debt Funds BBB-Rated Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.25%	(0.45%)	2.97%
IS
Prospectus [Line Items]
Average Annual Return, Percent		7.35%	1.18%	3.04%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	(0.22%)	1.63%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	0.29%	1.74%
SS
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	0.93%	2.80%
R6
Prospectus [Line Items]
Average Annual Return, Percent		7.41%	1.22%	3.06%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market.
[3]	The Bloomberg US Intermediate Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years.
[4]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated. They do not reflect sales charges.